Expense Example - FidelityAdvisorValueStrategiesFund-AMCIPRO - FidelityAdvisorValueStrategiesFund-AMCIPRO - Fidelity Advisor Value Strategies Fund	Jan. 29, 2024 USD ($)
Fidelity Advisor Value Strategies Fund - Class A
Expense Example:
1 year	$ 685
3 years	919
5 years	1,172
10 years	1,892
Fidelity Advisor Value Strategies Fund - Class C
Expense Example:
1 year	296
3 years	606
5 years	1,042
10 years	2,051
Fidelity Advisor Value Strategies Fund - Class M
Expense Example:
1 year	487
3 years	775
5 years	1,084
10 years	1,960
Fidelity Advisor Value Strategies Fund - Class I
Expense Example:
1 year	92
3 years	287
5 years	498
10 years	$ 1,108